Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299	$ (12,038)	$ 33,989
Other comprehensive income (loss):
Unrecognized loss on derivative instruments				(62,086)	(22,551)
Reclassification adjustment for loss on derivative instruments realized in net income		3,000	11,500	1,802	24,419
Total other comprehensive income ( loss)	1,868	(56,568)	(17,450)	(60,284)	1,868
Total comprehensive income (loss)	$ 35,857	$ (59,471)	$ 19,849	$ (72,322)	$ 35,857